Stock Based Compensation (Details) - Schedule of Early-Exercised Stock Option’s Vesting Activity - $ / shares	3 Months Ended		12 Months Ended
	Sep. 30, 2023	Jun. 30, 2022	Jun. 30, 2023
Schedule of Early-Exercised Stock Option’s Vesting Activity [Abstract]
Number of Shares, Balance of early-exercised stock option beginning	10,937,500		14,825,000
Weighted- Average Grant Date Fair Value per share, Balance of early-exercised stock option beginning	$ 0.11		$ 0.11
Number of Shares, Early exercise of stock option		15,000,000
Weighted- Average Grant Date Fair Value per share, Early exercise of stock option		$ 0.11
Number of Shares, Vested early-exercised stock option	(10,937,500)	(175,000)	(3,887,500)
Weighted- Average Grant Date Fair Value per share, Vested early-exercised stock option	$ 0.11	$ 0.11	$ 0.11
Number of Shares, Balance of unvested early-exercised stock option ending		14,825,000	10,937,500
Weighted- Average Grant Date Fair Value per share, Balance of unvested early-exercised stock option ending ending		$ 0.11	$ 0.11